Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Select Mid Cap Value Fund - Class R | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class R | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class R | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class R | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class R | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class R | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class R | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class R | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class R | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class R | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund - Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Value Fund Institutional Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund Institutional Class | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund Institutional Class | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund Institutional Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund Institutional Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund Institutional Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund Institutional Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund Institutional Class | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund Institutional Class | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund Institutional Class | Common Stocks[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund Institutional Class | Money Market Funds[IssueType] [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Value Fund - Class C | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class C | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class C | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class C | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class C | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class C | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class C | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class C | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class C | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class C | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Value Fund - Advisor Class | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Advisor Class | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Advisor Class | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Advisor Class | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Advisor Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Advisor Class | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Advisor Class | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Advisor Class | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Advisor Class | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Advisor Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund - Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund - Advisor Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Value Fund - Class A | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Select Mid Cap Value Fund - Class A | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Value Fund - Class A | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class A | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class A | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Mid Cap Value Fund - Class A | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Value Fund - Class A | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class A | D.R. Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class A | Reinsurance Group of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Value Fund - Class A | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Select Mid Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Select Mid Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Select Mid Cap Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Mid Cap Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Mid Cap Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Mid Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Select Mid Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Mid Cap Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Mid Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Mid Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Mid Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Select Mid Cap Value Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Select Mid Cap Value Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%